Guarantee Receivable - Schedule of Movement of Guarantee Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Guarantee Receivable [Abstract]
Balance at beginning of year	¥ 537,791	¥ 6,221
Addition in the current year	2,221,546	1,027,383
Collection in the current year	(1,610,165)	(490,356)
Write-off	(63,946)	(5,457)
Balance at end of year	¥ 1,085,226	¥ 537,791